Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Sep. 28, 2025	Sep. 29, 2024	Dec. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Numerator for basic loss per share:
Net loss from continuing operations	$ (15,804)	$ (77,958)	$ (30,099)	$ (101,433)	$ (54,444)	$ (54,444)	$ (96,197)
Net loss from discontinued operations						(2,007)	(25,853)
Impairment loss from discontinued operations							(147,505)
Net loss	$ (16,904)	$ (77,958)	$ (31,199)	$ (103,440)		(56,451)	(269,555)
Numerator for diluted loss per share
Impact of 7% Notes derivative liability and interest expense, net of tax						(35,886)
Net loss						$ (92,337)	$ (269,555)
Weighted average shares:
Denominator for basic loss per share	84,904,228	75,348,627	82,036,790	61,868,747		66,655,837	24,723,370
7% Notes derivative liability						9,137,711
Denominator for diluted loss per share	84,904,228	75,348,627	82,036,790	61,868,747		75,793,548	24,723,370
Net loss per share:
Continuing operations – basic	$ (0.19)	$ (1.03)	$ (0.37)	$ (1.64)		$ (0.82)	$ (3.89)
Discontinued operations - basic	(0.01)		(0.01)	(0.03)		(0.03)	(1.05)
Net loss - basic	(0.2)	(1.03)	(0.38)	(1.67)		(0.85)	(4.94)
Continuing operations – diluted	(0.19)	(1.03)	(0.37)	(1.64)		(1.19)	(3.89)
Discontinued operations – diluted	(0.01)		(0.01)	(0.03)		(0.03)	(1.05)
Net loss – diluted	$ (0.2)	$ (1.03)	$ (0.38)	$ (1.67)		$ (1.22)	$ (4.94)